Discontinued Operations - Schedule of Disposal Groups, Including Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total Current Liabilities	$ 82,795		$ 82,795		$ 82,795	$ 163,976
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,820
Other assets	227,486		227,486
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,560,910		3,560,910		366,274	421,056
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Contract liabilities	170,449		170,449
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net	253,712		253,712		2,351
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	6,194,741		6,194,741		5,009,260	3,993,530
Revenue	7,556,507		22,688,086		2,500,000
Cost of revenue	5,624,876		16,955,320
Gross Profit	1,931,631		5,732,766		2,500,000
Software development costs	16,905		2,126,942
General and administrative	694,554	1,422,737	18,558,605	1,541,960	4,265,886	735,026
Total Operating Expenses	711,459	1,422,737	20,685,547	1,541,960
Operating loss	1,220,172	(1,422,737)	(14,952,781)	(1,541,960)	(1,765,886)	(735,026)
Interest expense	(76,817)	(14,027)	(172,470)	(147,936)	(210,594)	(246,162)
Amortization of debt discount	(248,685)	(1,843)	(421,590)	(7,976)	(2,260)
Gain on extinguishment of debts				16,279	60,398	1,107,922
Total Other Income (Expense)	171,968	(15,870)	104,646	(139,633)	(208,215)	861,760
Income taxes
Net income (loss)	1,392,140	(1,438,607)	(14,848,135)	(1,681,593)	(1,974,101)	126,734
Jump Line [Member]
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,280
Other assets	227,486		227,486
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,643,705		3,643,705		449,069	545,564
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Contract liabilities	170,449		170,449
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net	253,712		253,712		2,351
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	6,194,741		6,194,741		5,009,260	3,829,554
Revenue					2,500,000
Cost of revenue
Gross Profit					2,500,000
Software development costs
General and administrative		1,422,737		1,541,960	4,265,886	757,035
Total Operating Expenses		1,422,737		1,541,960
Operating loss		(1,422,737)		(1,541,960)	(1,765,886)	(757,035)
Interest expense		(17,832)		(175,181)	(222,102)	(288,119)
Amortization of debt discount		(1,843)		(7,976)	(2,260)
Gain on extinguishment of debts				28,811	90,846	1,358,492
Total Other Income (Expense)		(19,675)		(154,346)	(189,275)	1,070,939
Income (loss) before income taxes		(1,442,412)		(1,696,306)	(1,955,161)	313,904
Income taxes
Net income (loss)		(1,442,412)		(1,696,306)	(1,955,161)	313,904
Discontinued Operations [Member] | Jump Line [Member]
Cash
Accounts receivable, net
Prepaid expenses
Other assets
Total Current Assets
Property and equipment, net
Goodwill
Intangible asset - purchased software, net
Other assets
Total Assets
Accounts payable	82,795		82,795		82,795	124,508
Accrued expenses
Contract liabilities
Due to related parties
Notes payable to officers
Convertible notes payable, net
Liabilities in arrears with convertible features
Liabilities in arrears - judgement settlement agreement (Note 7)
Derivative liability
Total Current Liabilities	82,795		82,795		82,795	306,171
Revenue
Cost of revenue
Gross Profit
Software development costs
General and administrative						22,009
Total Operating Expenses
Operating loss						(22,009)
Interest expense		(3,805)		(27,245)	(11,508)	(41,957)
Amortization of debt discount
Gain on extinguishment of debts				12,532	30,448	250,570
Total Other Income (Expense)		(3,805)		(14,713)	18,940	209,179
Income (loss) before income taxes		(3,805)		(14,713)	18,940	187,170
Income taxes
Net loss		(3,805)		(14,713)	18,940	187,170
Continuing Operations [Member] | Jump Line [Member]
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,280
Other assets	227,486		227,486
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,560,910		3,560,910		366,274	421,056
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Contract liabilities	170,449		170,449
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net	253,712		253,712		2,351
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	$ 6,111,946		$ 6,111,946		4,926,465	163,976
Revenue					2,500,000
Cost of revenue
Gross Profit					2,500,000
Software development costs
General and administrative		1,422,737		1,541,960	4,265,886	735,026
Total Operating Expenses		1,422,737		1,541,960
Operating loss		(1,422,737)		(1,541,960)	(1,765,886)	(735,026)
Interest expense		(14,027)		(147,936)	(210,594)	(246,162)
Amortization of debt discount		(1,843)		(7,976)	(2,260)
Gain on extinguishment of debts				16,279	60,398	1,107,922
Total Other Income (Expense)		(15,870)		(139,633)	(208,215)	861,760
Income (loss) before income taxes		(1,438,607)		(1,681,593)	(1,974,101)	126,734
Income taxes
Net income (loss)		$ (1,438,607)		$ (1,681,593)	$ (1,974,101)	$ 126,734